UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22049

Investment Company Act File Number

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

International Income Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 11.0%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.6%
Argentina POM Politica Monetaria, 27.778%, (ARPP7DRR), 6/21/20(1)	ARS	11,100	$617,134

Total Argentina			$617,134

Bosnia and Herzegovina — 0.5%
Republic of Srpska, 1.50%, 10/30/23	BAM	177	$105,048
Republic of Srpska, 1.50%, 5/31/25	BAM	288	168,207
Republic of Srpska, 1.50%, 9/25/26	BAM	422	242,396

Total Bosnia and Herzegovina			$515,651

Dominican Republic — 4.5%
Dominican Republic, 14.00%, 6/8/18(2)	DOP	218,600	$4,592,012

Total Dominican Republic			$4,592,012

Georgia — 0.8%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	190	$75,829
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	159	63,855
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	1,570	633,097

Total Georgia			$772,781

Iceland — 3.0%
Republic of Iceland, 6.25%, 2/5/20	ISK	302,979	$3,113,133

Total Iceland			$3,113,133

Serbia — 1.6%
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	156,300	$1,661,072

Total Serbia			$1,661,072

Total Foreign Government Bonds (identified cost $11,095,901)			$11,271,783

Foreign Corporate Bonds — 1.2%

Security	Principal Amount (000’s omitted)		Value
Argentina — 1.2%
Banco Hipotecario SA, 23.708%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	24,372	$1,223,912

Total Argentina			$1,223,912

Total Foreign Corporate Bonds (identified cost $1,605,919)			$1,223,912

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$108,199	$117,531
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.57%, 8/25/39		359,792	386,385

Total Collateralized Mortgage Obligations (identified cost $481,588)			$503,916

Mortgage Pass-Throughs — 2.4%

Security	Principal Amount		Value
Federal National Mortgage Association:
1.979%, (COF + 1.25%), with maturity at 2035(3)		$603,292	$610,120
3.808%, (COF + 1.78%), with maturity at 2035(3)		432,205	461,109
7.00%, with maturity at 2033		279,924	315,446
7.50%, with maturity at 2035		180,970	207,930
8.50%, with maturity at 2032		155,537	184,106

			$1,778,711

Government National Mortgage Association:
7.00%, with maturity at 2035		$493,896	$563,598
9.00%, with various maturities to 2024		130,160	139,172

			$702,770

Total Mortgage Pass-Throughs (identified cost $2,370,736)			$2,481,481

Short-Term Investments — 76.1%

Foreign Government Securities — 32.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.0%
Banco Central Del Argentina, 0.00%, 3/21/18	ARS	788	$38,783

Total Argentina			$38,783

Czech Republic — 5.2%
Czech Republic Ministry of Finance Bill, 0.00%, 4/20/18	CZK	108,000	$5,305,144

Total Czech Republic			$5,305,144

Egypt — 5.0%
Egypt Treasury Bill, 0.00%, 3/27/18	EGP	5,050	$278,402
Egypt Treasury Bill, 0.00%, 4/3/18	EGP	10,225	564,364
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	47,300	2,564,847
Egypt Treasury Bill, 0.00%, 5/8/18	EGP	31,250	1,701,555

Total Egypt			$5,109,168

Security	Principal Amount (000’s omitted)		Value
Georgia — 3.1%
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	1,600	$641,154
Georgia Treasury Bill, 0.00%, 2/8/18	GEL	4,860	1,945,169
Georgia Treasury Bill, 0.00%, 5/3/18	GEL	1,530	602,188
Georgia Treasury Bill, 0.00%, 5/10/18	GEL	110	43,233

Total Georgia			$3,231,744

Kazakhstan — 4.7%
National Bank of Kazakhstan Note, 0.00%, 3/16/18	KZT	278,349	$852,005
National Bank of Kazakhstan Note, 0.00%, 4/6/18	KZT	105,170	320,239
National Bank of Kazakhstan Note, 0.00%, 6/1/18	KZT	849,210	2,551,702
National Bank of Kazakhstan Note, 0.00%, 7/27/18	KZT	359,716	1,067,912

Total Kazakhstan			$4,791,858

Nigeria — 4.1%
Nigeria Treasury Bill, 0.00%, 3/15/18	NGN	42,300	$115,289
Nigeria Treasury Bill, 0.00%, 4/5/18	NGN	125,560	339,337
Nigeria Treasury Bill, 0.00%, 4/12/18	NGN	270,925	730,400
Nigeria Treasury Bill, 0.00%, 4/19/18	NGN	211,520	568,872
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	255,860	684,203
Nigeria Treasury Bill, 0.00%, 6/28/18	NGN	41,516	108,385
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	103,290	268,816
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	37,560	97,479
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	50,950	131,861
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	83,032	213,101
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	12,190	31,199
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	64,020	162,164
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	60,950	153,961
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	52,566	132,681
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	32,141	80,902
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	26,283	66,024
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	15,019	37,521
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	112,641	271,592

Total Nigeria			$4,193,787

Sri Lanka — 5.0%
Sri Lanka Treasury Bill, 0.00%, 4/6/18	LKR	505,000	$3,237,360
Sri Lanka Treasury Bill, 0.00%, 4/13/18	LKR	295,000	1,889,147

Total Sri Lanka			$5,126,507

Uruguay — 5.0%
Banco Central Del Uruguay, 0.00%, 4/27/18	UYU	18,597	$641,619
Uruguay Treasury Bill, 0.00%, 2/8/18	UYU	27,404	964,115
Uruguay Treasury Bill, 0.00%, 2/14/18	UYU	5,675	199,927
Uruguay Treasury Bill, 0.00%, 3/8/18	UYU	5,788	202,152
Uruguay Treasury Bill, 0.00%, 3/14/18	UYU	15,715	548,363
Uruguay Treasury Bill, 0.00%, 4/5/18	UYU	52,482	1,825,802
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	2,269	78,008
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	10,293	351,584
Uruguay Treasury Bill, 0.00%, 6/29/18	UYU	1,490	50,514
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	761	25,399

Security	Principal Amount (000’s omitted)		Value
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	7,972	$262,146

Total Uruguay			$5,149,629

Total Foreign Government Securities (identified cost $32,524,112)			$32,946,620

U.S. Treasury Obligations — 37.9%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/1/18(4)		$11,000	$10,988,161
U.S. Treasury Bill, 0.00%, 5/3/18(4)		15,000	14,945,495
U.S. Treasury Bill, 0.00%, 5/24/18		13,000	12,940,951

Total U.S. Treasury Obligations (identified cost $38,878,457)			$38,874,607

Other — 6.1%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(5)		6,233,870	$6,234,493

Total Other (identified cost $6,233,526)			$6,234,493

Total Short-Term Investments (identified cost $77,636,095)			$78,055,720

Total Investments — 91.2% (identified cost $93,190,239)			$93,536,812

Other Assets, Less Liabilities — 8.8%			$9,045,706

Net Assets — 100.0%			$102,582,518

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $5,815,925 or 5.7% of the Portfolio’s net assets.

(3)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2018.

(4)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $28,007.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PHP	106,000,000	USD	2,026,091	Nomura International PLC	2/2/18	$40,186	$—
PHP	24,855,000	USD	474,219	UBS AG	2/2/18	10,284	—
USD	162,423	PHP	8,337,000	BNP Paribas	2/2/18	—	(92)
USD	728,026	PHP	37,355,000	JPMorgan Chase Bank, N.A.	2/2/18	—	(142)
USD	938,670	PHP	48,135,000	Nomura International PLC	2/2/18	366	—
USD	720,670	PHP	37,028,000	UBS AG	2/2/18	—	(1,124)
ARS	7,487,500	USD	403,802	BNP Paribas	2/9/18	—	(23,822)
AUD	3,892,000	USD	2,969,479	Standard Chartered Bank	2/9/18	166,538	—
RUB	202,152,669	USD	3,295,609	Bank of America, N.A.	2/9/18	297,346	—
USD	531,304	EUR	450,000	Standard Chartered Bank	2/9/18	—	(27,641)
USD	326,052	RUB	20,000,000	Bank of America, N.A.	2/9/18	—	(29,418)
USD	1,344,007	RUB	79,955,000	HSBC Bank USA, N.A.	2/9/18	—	(77,071)
ARS	29,079,800	USD	1,494,337	BNP Paribas	2/14/18	—	(22,315)
ARS	10,660,000	USD	574,199	Standard Chartered Bank	2/14/18	—	(34,589)
CHF	2,150,000	EUR	1,844,789	Credit Suisse International	2/22/18	20,155	—
ILS	14,540,000	USD	4,256,898	JPMorgan Chase Bank, N.A.	2/22/18	—	(1,090)
INR	317,900,000	USD	4,840,134	Standard Chartered Bank	2/26/18	138,792	—
AUD	299,000	USD	238,566	HSBC Bank USA, N.A.	2/27/18	2,341	—
MXN	4,470,000	USD	235,977	HSBC Bank USA, N.A.	2/27/18	3,213	—
TRY	920,000	USD	240,977	Deutsche Bank AG	2/27/18	2,041	—
ZAR	2,940,000	USD	241,280	Standard Chartered Bank	2/27/18	5,964	—
BRL	770,000	USD	237,369	State Street Bank and Trust Company	2/28/18	3,623	—
CLP	145,500,000	USD	238,759	State Street Bank and Trust Company	2/28/18	2,491	—
COP	685,000,000	USD	239,678	State Street Bank and Trust Company	2/28/18	1,335	—
INR	15,320,000	USD	239,263	Citibank, N.A.	2/28/18	601	—
MYR	942,000	USD	240,061	Goldman Sachs International	2/28/18	994	—
RUB	13,620,000	USD	240,279	State Street Bank and Trust Company	2/28/18	1,207	—
USD	311,076	PHP	15,840,000	Citibank, N.A.	2/28/18	2,918	—
PEN	16,060,000	USD	4,956,331	State Street Bank and Trust Company	3/5/18	30,707	—
CAD	1,290,000	USD	1,005,478	UBS AG	3/12/18	43,779	—
COP	3,165,345,000	USD	1,089,413	Citibank, N.A.	3/12/18	23,346	—
COP	2,982,365,000	USD	1,027,339	Standard Chartered Bank	3/12/18	21,094	—
SEK	39,821,133	USD	4,744,932	Credit Suisse International	3/15/18	322,613	—
SGD	3,485,000	USD	2,580,430	Goldman Sachs International	3/15/18	78,498	—
PLN	12,100,000	EUR	2,852,043	HSBC Bank USA, N.A.	3/19/18	67,040	—
COP	8,552,290,000	USD	3,056,736	JPMorgan Chase Bank, N.A.	3/28/18	—	(53,769)
RUB	168,000,000	USD	2,804,042	BNP Paribas	3/29/18	164,090	—
RSD	406,323,188	EUR	3,149,792	Deutsche Bank AG	4/3/18	313,983	—
NOK	16,363,000	EUR	1,699,613	Goldman Sachs International	4/23/18	6,541	—
RSD	238,648,825	EUR	1,997,396	Deutsche Bank AG	4/24/18	—	(4,777)
USD	4,947,592	EUR	4,176,452	Deutsche Bank AG	4/26/18	—	(266,617)
PHP	8,337,000	USD	161,495	BNP Paribas	5/2/18	44	—
PHP	37,355,000	USD	723,864	JPMorgan Chase Bank, N.A.	5/2/18	—	(70)
PHP	48,135,000	USD	933,346	Nomura International PLC	5/2/18	—	(678)
PHP	37,028,000	USD	716,694	UBS AG	5/2/18	764	—
THB	85,400,000	USD	2,582,011	Deutsche Bank AG	5/10/18	151,270	—
USD	1,931,245	EUR	1,618,000	JPMorgan Chase Bank, N.A.	5/10/18	—	(90,767)
USD	3,528,458	EUR	2,962,104	Standard Chartered Bank	5/17/18	—	(175,141)
USD	1,655,608	EUR	1,372,212	Standard Chartered Bank	5/24/18	—	(60,970)
USD	70,936	EUR	57,622	Australia and New Zealand Banking Group Limited	5/30/18	—	(1,177)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	967,573	EUR	820,290	Deutsche Bank AG	6/7/18	$—	$(59,609)
USD	56,184	EUR	45,478	Standard Chartered Bank	6/12/18	—	(784)
USD	61,229	EUR	49,568	Standard Chartered Bank	6/12/18	—	(863)
USD	76,088	EUR	64,000	Standard Chartered Bank	6/12/18	—	(4,083)
USD	115,745	EUR	97,000	Standard Chartered Bank	6/12/18	—	(5,764)
USD	339,448	EUR	287,310	Standard Chartered Bank	6/12/18	—	(20,456)
USD	931,936	EUR	754,000	Standard Chartered Bank	6/14/18	—	(12,712)
USD	1,130,783	EUR	914,880	Standard Chartered Bank	6/14/18	—	(15,425)
USD	1,621,619	EUR	1,312,000	Standard Chartered Bank	6/14/18	—	(22,120)
USD	5,216,011	EUR	4,220,108	Standard Chartered Bank	6/14/18	—	(71,151)
MAD	15,810,000	USD	1,589,744	BNP Paribas	11/13/18	70,317	—
MAD	6,330,000	USD	638,427	BNP Paribas	11/13/18	26,228	—
MAD	951,000	USD	95,578	Societe Generale	12/13/18	3,862	—
MAD	948,000	USD	95,613	Societe Generale	12/13/18	3,514	—
MAD	1,220,000	USD	123,046	Societe Generale	12/14/18	4,504	—
MAD	960,000	USD	100,000	BNP Paribas	1/22/19	—	(173)
MAD	878,000	USD	92,082	BNP Paribas	1/22/19	—	(782)

						$2,032,589	$(1,085,192)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	Mar-18	$(1,261,820)	$21,919
U.S. 10-Year Treasury Note	4	Short	Mar-18	(486,313)	12,563

					$34,482

Abbreviations:

ARPP7DRR	-	Argentina Central Bank 7-day Repo Reference Rate

COF	-	Cost of Funds 11th District

Currency Abbreviations:

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CLP	-	Chilean Peso

COP	-	Colombian Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

ILS	-	Israeli Shekel

INR	-	Indian Rupee

ISK	-	Icelandic Krona

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NOK	-	Norwegian Krone

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$2,032,589	$(1,085,192)

Total		$2,032,589	$(1,085,192)

Interest Rate	Financial Futures Contracts*	$34,482	$—

Total		$34,482	$—

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$11,271,783	$—	$11,271,783
Foreign Corporate Bonds	—	1,223,912	—	1,223,912
Collateralized Mortgage Obligations	—	503,916	—	503,916
Mortgage Pass-Throughs	—	2,481,481	—	2,481,481
Short-Term Investments -
Foreign Government Securities	—	32,946,620	—	32,946,620
U.S. Treasury Obligations	—	38,874,607	—	38,874,607
Other	—	6,234,493	—	6,234,493
Total Investments	$—	$93,536,812	$—	$93,536,812
Forward Foreign Currency Exchange Contracts	$—	$2,032,589	$—	$2,032,589
Futures Contracts	34,482	—	—	34,482
Total	$34,482	$95,569,401	$—	$95,603,883

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,085,192)	$—	$(1,085,192)
Total	$—	$(1,085,192)	$—	$(1,085,192)

The Portfolio held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018